Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Long-term debt	$ 73,169	$ 65,046	$ 139,881	$ 128,814
Commercial paper, credit facility draws and related fees	39,299	27,714	82,412	52,140
Accretion of fair value adjustments	(5,094)	(824)	(10,956)	(4,223)
Capitalized interest and AFUDC capitalized on regulated property	(2,269)	(4,420)	(5,661)	(8,304)
Other	682	2,147	2,635	3,154
Interest expense	$ 105,787	$ 89,663	$ 208,311	$ 171,581